UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               (HODGES FUND LOGO)

                                 ANNUAL REPORT
                                   Year Ended
                                 March 31, 2006

                                  HODGES FUND

Dear Shareholder,

  For the twelve month period ending March 31, 2006, the Hodges Fund continued to make progress. The table below shows our performance for several periods.

                            Fund Performance
                      Average Annual Total Return
                         through March 31, 2006
   1 yr                          31.42%
   3 yr                          46.46%
   5 yr                          21.92%
   10 yr                         12.84%
   Since inception (10/9/92)     13.61%

  Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 811-0224. An investment should not be made solely on returns. The Fund imposes a 2.00% redemption fee on shares held for less than three months from the day the shares were purchased.

  Through the end of March, the market action has been encouraging. There are a number of issues as to why the market should be struggling; some are higher energy prices, concerns regarding inflation, rising interest rates and political turmoil. In spite of all of these issues, the markets have weathered the storm relatively well. This gives us optimism for the foreseeable future. We continue to focus on companies with growing earnings prospects. Results have been favorable in industries such as rail, construction, steel, cement, transportation and energy. Many of these companies are trading at reasonable-to-low price-to-earnings multiples, and we believe growth in these industries over the long term should improve. The Price to Earnings (P/E) Ratio is calculated by dividing current price of the stock by the company's trailing 12 months' earnings per share. Some of our best performers during the last year were Burlington Northern Santa Fe Corp., Terex Corp., Commercial Metals Co., Centex Corp., AMR Corp. and Luby's, Inc. The ability of these companies to maintain and increase pricing power gives us optimism. Pricing power is a key ingredient for our investment process. We feel that the ability to be flexible in our choices for investment gives us a meaningful advantage. Our mix of investing in small, medium and large sized companies in multiple industries gives us flexibility to move into what we consider to be good growth opportunities.

  For the second year in a row, the Hodges Fund received the Lipper Award*<F1> for the best performing fund among 595 funds in the Multi-Cap Core category. This latest recognition by Lipper is for risk-adjusted performance for the three-year period ending 12/31/05. Our message of all cap investing seems to be gaining traction. We continue to receive favorable reviews from the financial press; please visit our website at www.hodgesfund.com to read the most recent
                                   ------------------
articles. Of course it goes without saying, that the past is just that. It is no prediction of future results.

  Thank you for your investment in the Hodges Fund. We take your investment with us very seriously. Feel free to contact us directly if we can answer any of your questions or comments more specifically.

Sincerely,

/s/Don W. Hodges              /s/Craig D. Hodges
----------------              ------------------
Don W. Hodges                 Craig D. Hodges
Co-portfolio Manager          Co-portfolio Manager

*<F1> Lipper determined the fund group awards by averaging Lipper's three-year Consistent Return scores for all of the firm's funds within the asset class, and the eligible group with the lowest average decile rank received the award for that asset class. In case of a tie, the group with the lower average percentile rank received the award. Fund groups with at least five equity, five bond, or three mixed equity portfolios that received Consistent Return scores as of Dec. 31, 2005, are eligible for a fund group award in the respective asset class. Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper. Users acknowledge that they have not relied upon any warranty, condition, guarantee, or representation made by Lipper. Any use of the data for analyzing, managing, or trading financial instruments is at the user's own risk. This is not an offer to buy or sell securities. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The above discussion is based on the opinions of Don Hodges and Craig Hodges and are subject to change. It is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND. THE FUND INVESTS IN SMALLER COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY. THE FUND MAY ALSO MAKE SHORT SALES OF SECURITIES, WHICH INVOLVES THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED.

The Fund's investment objectives, risks, charges and expenses, including an annual distribution expense of .25% must be considered carefully before investing. Must be preceded or accompanied by a prospectus.

Fund holdings and/or sector allocations are subject to change at any time and are not recommended to buy or sell any security. Please refer to the Schedule of Investments in this report for more complete information regarding the Fund's holdings. (03-31-06)

                 Distributed by First Dallas Securities (5/06)
                        2905 Maple Ave, Dallas, TX 75201
                                 (800) 388-8512

SECTOR ALLOCATION At March 31, 2006 (Unaudited)

Consumer Discretionary                       17.4%
Consumer Staples                              7.9%
Energy                                       14.4%
Information Technology                        6.1%
Utilities                                     1.7%
Financials                                    9.7%
Health Care                                   2.5%
Industrials                                  19.1%
Materials                                     9.5%
Cash*<F2>                                    11.5%
Telecommunication Services                    0.2%

*<F2>     Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended March 31, 2006 (Unaudited)

   As a shareholder of the Hodges Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/05 - 3/31/06).

ACTUAL EXPENSES

   The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than three months after you purchase them. IRA accounts that are held directly at the Fund will be charged a $15.00 annual maintenance fee. IRA accounts held by broker-dealers or through other means, may differ. Yet, if IRA maintenance fees are charged to accounts held elsewhere, the fees charged may be more or may be less than $15.00. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                             Beginning                       Ending                    Expenses Paid
                                              Account                       Account                  During the Period
                                           Value 10/1/05                 Value 3/31/06             10/1/05- 3/31/06*<F3>
                                           -------------                  ------------             ---------------------
Actual                                         $1,000                        $1,151                        $7.78
Hypothetical (5% annual
  return before expenses)                      $1,000                        $1,018                        $7.29


*<F3> Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 1.45% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

                                  HODGES FUND
        Value of $10,000 vs S&P 400 Midcap Index, Russell 2000 Index and
                         Dow Jones Wilshire 4500 Index

                          Average Annual Total Return
                          Period Ended March 31, 2006
                    1 Year                           31.42%
                    5 Year                           21.92%
                    10 Year                          12.84%
                    Since Inception (10/9/92)        13.61%


                                                     S&P 400 Midcap                 Russell 2000               Dow Jones Wilshire
        Date            Hodges Fund                Index with income             Index with income           Index 4500 with income
        ----            ------------               -----------------             -----------------           ----------------------
       3/31/96            $10,000                       $10,000                       $10,000                         $10,000
       3/31/97            $11,417                       $11,062                       $10,511                         $10,596
       3/31/98            $16,129                       $16,487                       $14,927                         $15,519
       3/31/99            $19,534                       $16,561                       $12,500                         $15,081
     3/31/2000            $22,294                       $22,869                       $17,161                         $22,506
     3/31/2001            $12,420                       $21,277                       $14,530                         $14,505
     3/31/2002            $15,500                       $25,297                       $16,561                         $15,915
     3/31/2003            $10,636                       $19,365                       $12,096                         $12,436
     3/31/2004            $21,845                       $28,873                       $19,817                         $19,567
     3/31/2005            $25,454                       $31,884                       $20,890                         $21,089
     3/31/2006            $33,452                       $38,777                       $26,289                         $26,310


This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 1996, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, but does not reflect the redemption of fees.

As of March 31, 2006, the one-year total return for the S&P 400 Midcap Index was 21.62%, for the Russell 2000 Index was 25.85% and for the Dow Jones Wilshire 4500 Index was 24.76%. As of March 31, 2006, the five-year total return for the S&P 400 Midcap Index was 12.75%, for the Russell 2000 Index was 12.59% and for the Dow Jones Wilshire 4500 Index was 12.65%. As of March 31, 2006, the ten-year total return for the S&P 400 Midcap Index was 14.51%, for the Russell 2000 Index was 10.15% and for the Dow Jones Wilshire 4500 Index was 10.16%. The average annual total return since the Fund's inception (10/9/92) for the S&P 400 Midcap Index was 15.21%, for the Russell 2000 Index was 12.40% and for the Dow Jones Wilshire 4500 Index was 12.05%.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (866) 811-0224. An investment should not be made solely on returns. The Fund imposes a 2.00% redemption fee on shares held for less than three months from the day shares were purchased.

The S&P 400 Midcap Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Dow Jones Wilshire 4500 Index measures the performance of all small and mid-cap stocks, constructed using the Dow Jones Wilshire 5000 securities, with the exception of the S&P 500 securities. The indices are unmanaged, and returns include reinvested dividends. One cannot directly invest in these indices.

                                  HODGES FUND

SCHEDULE OF INVESTMENTS at March 31, 2006

     SHARES                                                         VALUE
     ------                                                         -----
COMMON STOCKS: 83.0%

AIRLINES: 1.4%
     375,000   Southwest Airlines Co.                            $  6,746,250
                                                                 ------------
AUTOMOBILES: 2.7%
     250,000   General Motors Corp.                                 5,317,500
      50,000   Tata Motors Ltd. - ADR                               1,042,000
      60,000   Toyota Motor Corp. - ADR                             6,534,000
                                                                 ------------
                                                                   12,893,500
                                                                 ------------
BIOTECHNOLOGY: 0.7%
      60,000   Celgene Corp.*<F4>                                   2,653,200
     100,000   Genitope Corp.*<F4>                                    870,000
                                                                 ------------
                                                                    3,523,200
                                                                 ------------
BUILDING PRODUCTS: 0.6%
      80,000   ElkCorp                                              2,700,000
                                                                 ------------
CAPITAL MARKETS: 2.8%
     125,000   E*Trade Financial Corp.*<F4>                         3,372,500
      70,000   Legg Mason, Inc.                                     8,773,100
     110,000   TradeStation Group, Inc.*<F4>                        1,520,200
                                                                 ------------
                                                                   13,665,800
                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES: 3.0%
      70,000   Coinstar, Inc.*<F4>                                  1,813,700
      95,000   Ennis, Inc.                                          1,852,500
     155,000   The Geo Group, Inc.*<F4>                             5,167,700
     400,000   Home Solutions of America, Inc.*<F4>                 2,704,000
      60,000   Monster Worldwide, Inc.*<F4>                         2,991,600
                                                                 ------------
                                                                   14,529,500
                                                                 ------------
COMMUNICATIONS EQUIPMENT: 2.5%
     225,000   Cisco Systems, Inc.*<F4>                             4,875,750
     275,000   EFJ, Inc.*<F4>                                       2,967,250
     120,000   Foundry Networks, Inc.*<F4>                          2,179,200
     100,000   Motorola, Inc.                                       2,291,000
                                                                 ------------
                                                                   12,313,200
                                                                 ------------
COMPUTERS & PERIPHERALS: 0.5%
      39,000   Apple Computer, Inc.*<F4>                            2,446,080
                                                                 ------------
CONSTRUCTION MATERIALS: 3.6%
     105,000   Eagle Materials, Inc.                                6,694,800
     110,000   Texas Industries, Inc.                               6,653,900
      50,000   Vulcan Materials Co.                                 4,332,500
                                                                 ------------
                                                                   17,681,200
                                                                 ------------
CONSUMER FINANCE: 0.3%
      60,000   ACE Cash Express, Inc.*<F4>                          1,493,400
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES: 1.0%
     125,000   Nasdaq Stock Market, Inc.*<F4>                       5,005,000
                                                                 ------------
ELECTRIC UTILITIES: 0.8%
      50,000   Centerpoint Energy, Inc.                               596,500
     100,000   El Paso Electric Co.*<F4>                            1,904,000
      30,000   Exelon Corp.                                         1,587,000
                                                                 ------------
                                                                    4,087,500
                                                                 ------------
ELECTRICAL EQUIPMENT: 0.7%
      95,300   Encore Wire Corp.*<F4>                               3,228,764
                                                                 ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.5%
     142,500   Napco Security Systems, Inc.*<F4>                    2,364,075
                                                                 ------------
ENERGY EQUIPMENT & SERVICES: 10.2%
      50,000   Diamond Offshore Drilling, Inc.                      4,475,000
     100,000   ENSCO International, Inc.                            5,145,000
     100,000   GlobalSantaFe Corp.                                  6,075,000
      40,000   Halliburton Co.                                      2,920,800
      50,000   Noble Corp.                                          4,055,000
     110,000   Rowan Cos., Inc.                                     4,835,600
      40,000   Schlumberger Ltd.                                    5,062,800
      60,000   Tidewater, Inc.                                      3,313,800
     125,000   TODCO - Class A                                      4,926,250
     110,000   Transocean, Inc.*<F4>                                8,833,000
                                                                 ------------
                                                                   49,642,250
                                                                 ------------
FOOD & STAPLES RETAILING: 2.7%
     115,000   Costco Wholesale Corp.                               6,228,400
     145,000   Wal-Mart Stores, Inc.                                6,849,800
                                                                 ------------
                                                                   13,078,200
                                                                 ------------
FOOD PRODUCTS: 3.7%
     100,000   Archer-Daniels-Midland Co.                           3,365,000
      85,000   The Hershey Co.                                      4,439,550
     264,100   Rocky Mountain Chocolate Factory, Inc.               4,170,113
      52,127   Tootsie Roll Industries, Inc.                        1,525,765
      70,000   Wm. Wrigley Jr. Co.                                  4,480,000
                                                                 ------------
                                                                   17,980,428
                                                                 ------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.4%
      15,000   Intuitive Surgical, Inc.*<F4>                        1,770,000
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES: 0.2%
     120,000   Service Corp. International                            936,000
                                                                 ------------
HOTELS RESTAURANTS & LEISURE: 6.6%
     100,000   Gaylord Entertainment Co.*<F4>                       4,538,000
      80,000   International Speedway Corp. - Class A               4,072,000
     300,000   Jameson Inns, Inc.*<F4>                                735,000
     200,000   Krispy Kreme Doughnuts, Inc.*<F4>                    1,796,000
     160,000   Life Time Fitness, Inc.*<F4>                         7,496,000
     367,000   Luby's, Inc.*<F4>                                    4,583,830
      50,000   Marriott International, Inc. - Class A               3,430,000
     155,000   McDonald's Corp.                                     5,325,800
                                                                 ------------
                                                                   31,976,630
                                                                 ------------
HOUSEHOLD DURABLES: 3.7%
     130,000   Centex Corp.                                         8,058,700
      82,200   Dixie Group, Inc.*<F4>                               1,229,712
     230,000   Palm Harbor Homes, Inc.*<F4>                         4,928,900
     250,000   Tempur-Pedic International, Inc.*<F4>                3,537,500
                                                                 ------------
                                                                   17,754,812
                                                                 ------------
HOUSEHOLD PRODUCTS: 1.3%
     110,000   Procter & Gamble Co.                                 6,338,200
                                                                 ------------
INDUSTRIAL CONGLOMERATES: 1.1%
     150,000   General Electric Co.                                 5,217,000
                                                                 ------------
INSURANCE: 1.1%
      50,000   The Allstate Corp.                                   2,605,500
      40,000   American International Group, Inc.                   2,643,600
                                                                 ------------
                                                                    5,249,100
                                                                 ------------
INTERNET & CATALOG RETAIL: 0.2%
      30,000   Overstock.com, Inc.*<F4>                               894,600
                                                                 ------------
INTERNET SOFTWARE & SERVICES: 0.7%
      70,000   Digital River, Inc.*<F4>                             3,052,700
      15,000   VeriSign, Inc.*<F4>                                    359,850
                                                                 ------------
                                                                    3,412,550
                                                                 ------------
MACHINERY: 4.9%
     120,000   Caterpillar, Inc.                                    8,617,200
     125,700   Terex Corp.*<F4>                                     9,960,468
     100,000   Trinity Industries, Inc.                             5,439,000
                                                                 ------------
                                                                   24,016,668
                                                                 ------------
MEDIA: 1.1%
     100,000   The Walt Disney Co.                                  2,789,000
     120,000   XM Satellite Radio Holdings,
                 Inc. - Class A*<F4>                                2,672,400
                                                                 ------------
                                                                    5,461,400
                                                                 ------------
METALS & MINING: 4.5%
     140,601   Chaparral Steel Co.*<F4>                             9,127,817
     100,000   Commercial Metals Co.                                5,349,000
     120,000   United States Steel Corp.                            7,281,600
                                                                 ------------
                                                                   21,758,417
                                                                 ------------
MULTI-UTILITIES: 0.4%
     120,000   Xcel Energy, Inc.                                    2,178,000
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER: 0.4%
      55,000   ONEOK, Inc.                                          1,773,750
                                                                 ------------
OIL & GAS: 3.9%
     150,000   Chesapeake Energy Corp.                              4,711,500
     110,000   Devon Energy Corp.                                   6,728,700
     105,000   El Paso Corp.                                        1,265,250
     100,000   Exxon Mobil Corp.                                    6,086,000
                                                                 ------------
                                                                   18,791,450
                                                                 ------------
OIL, GAS & CONSUMABLE FUELS: 0.3%
     100,000   EXCO Resources, Inc.*<F4>                            1,253,000
                                                                 ------------
PERSONAL PRODUCTS: 0.1%
     426,400   Female Health Co.*<F4>                                 639,600
                                                                 ------------
PHARMACEUTICALS: 1.2%
      65,000   Johnson & Johnson                                    3,849,300
     115,000   Nastech Pharmaceutical Co., Inc.*<F4>                2,070,000
                                                                 ------------
                                                                    5,919,300
                                                                 ------------
REAL ESTATE: 1.1%
      50,000   CentraCore Properties Trust                          1,252,500
     200,000   Host Marriott Corp.                                  4,280,000
                                                                 ------------
                                                                    5,532,500
                                                                 ------------
ROAD & RAIL: 7.2%
     140,000   Burlington Northern Santa Fe Corp.                  11,666,200
     170,000   Canadian National Railway Co.                        7,697,600
     155,000   Norfolk Southern Corp.                               8,380,850
      10,000   Union Pacific Corp.                                    933,500
     165,000   YRC Worldwide, Inc.*<F4>                             6,279,900
                                                                 ------------
                                                                   34,958,050
                                                                 ------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 1.0%
     150,000   Texas Instruments, Inc.                              4,870,500
                                                                 ------------
SOFTWARE: 0.8%
     150,000   DocuCorp International, Inc.*<F4>                    1,239,000
     268,700   Intrusion, Inc.*<F4>                                   381,554
      90,000   Red Hat, Inc.*<F4>                                   2,518,200
                                                                 ------------
                                                                    4,138,754
                                                                 ------------
SPECIALTY RETAIL: 2.6%
     160,000   Home Depot, Inc.                                     6,768,000
      20,000   Rush Enterprises, Inc. - Class A*<F4>                  351,600
     125,000   Sharper Image Corp.*<F4>                             1,601,250
     100,000   Tiffany & Co.                                        3,754,000
                                                                 ------------
                                                                   12,474,850
                                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS: 0.3%
      75,000   Fossil, Inc.*<F4>                                    1,393,500
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES: 0.2%
      40,000   American Tower Corp. - Class A*<F4>                  1,212,800
                                                                 ------------
TOTAL COMMON STOCKS
  (Cost $338,319,672)                                             403,299,778
                                                                 ------------
INVESTMENT COMPANIES: 2.1%
      75,000   iShares FTSE/Xinhuq China 25 Index Fund              5,571,000
      25,000   iShares MSCI Brazil Index Fund                         998,750
      70,000   Morgan Stanley India Investment Fund, Inc.           3,500,000
                                                                 ------------
                                                                   10,069,750
                                                                 ------------
TOTAL INVESTMENT COMPANIES
  (Cost $9,478,997)                                                10,069,750
                                                                 ------------
PARTNERSHIPS & TRUSTS: 2.6%
     125,000   Mesabi Trust                                         2,870,000
      59,000   streetTRACKS Gold Trust*<F4>                         3,427,900
      15,000   Texas Pacific Land Trust                             2,205,000
      67,800   TXI Capital Trust I                                  4,071,390
                                                                 ------------
                                                                   12,574,290
                                                                 ------------
TOTAL PARTNERSHIPS & TRUSTS
  (Cost $9,887,261)                                                12,574,290
                                                                 ------------

CONTRACTS
---------
CALL OPTIONS PURCHASED: 0.8%
         200   American International Group
                 Expiration: January, 2007, Exercise
                 Price: $60.00                                        190,000
         300   Centex Corp.Expiration: July, 2006,
                 Exercise Price: $60.00                               180,000
         200   Coinstar, Inc. Expiration: April, 2006,
                 Exercise Price: $20.00                               118,000
         100   Digital River, Inc.
                 Expiration: January, 2007, Exercise
                 Price: $25.00                                        199,000
         100   Kerr-McGee Corp.
                 Expiration: January, 2008, Exercise
                 Price: $70.00                                        366,000
         250   Nasdaq Stock Market, Inc.
                 Expiration: June, 2006, Exercise
                 Price: $30.00                                        260,000
         900   Overstock.com, Inc.
                 Expiration: January, 2007, Exercise
                 Price: $20.00                                        927,000
         100   PACCAR, Inc.
                 Expiration: January, 2007, Exercise
                 Price: $60.00                                        135,000
         100   Tempur-Pedic International, Inc.
                 Expiration: January, 2007, Exercise
                 Price: $10.00                                         50,000
         500   Union Pacific Corp.
                 Expiration: January, 2007, Exercise
                 Price: $70.00                                      1,280,000
         200   Wal-Mart Stores, Inc.
                 Expiration: January, 2007, Exercise
                 Price: $40.00                                        178,000
         200   The Walt Disney Co.
                 Expiration: January, 2007, Exercise
                 Price: $20.00                                        174,000
                                                                 ------------
TOTAL CALL OPTIONS PURCHASED
  (Cost $3,644,485)                                                 4,057,000
                                                                 ------------

SHARES
------
SHORT-TERM INVESTMENT: 12.0%
  58,357,631   Federated Cash Trust - Treasury
                 Cash Series II                                    58,357,631
                                                                 ------------
TOTAL SHORT-TERM INVESTMENT
  (Cost $58,357,631)                                               58,357,631
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES: 100.5%
  (Cost $419,688,046)                                             488,358,449
Liabilities in Excess of Other Assets: (0.5)%                      (2,665,194)
                                                                 ------------
TOTAL NET ASSETS: 100.0%                                         $485,693,255
                                                                 ------------
                                                                 ------------

ADR American Depository Receipt
*<F4>     Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2006

ASSETS
  Investments in securities, at value
    (cost $419,688,046) (Note 2)                               $488,358,449
  Cash                                                               20,411
  Receivables:
     Fund shares sold                                             4,567,203
     Dividends and interest                                         363,054
  Prepaid expenses                                                   14,087
                                                               ------------
       Total assets                                             493,323,204
                                                               ------------
LIABILITIES
  Payables:
     Investment securities purchased                              6,522,219
     Fund shares redeemed                                           386,382
     Advisory fees                                                  316,687
     Administration fees                                             31,450
     Custody fees                                                    12,492
     Distribution fees                                              224,550
     Fund accounting fees                                            13,744
     Transfer agent fees                                             58,546
     Chief compliance officer fees                                    2,250
     Other accrued expenses                                          61,629
                                                               ------------
       Total liabilities                                          7,629,949
                                                               ------------
NET ASSETS                                                     $485,693,255
                                                               ------------
                                                               ------------
Net asset value, offering price and redemption price per share
  ($485,693,255/18,944,984 shares outstanding; unlimited
  number of shares authorized without par value)                     $25.64
                                                                     ------
                                                                     ------

COMPONENTS OF NET ASSETS
  Paid-in capital                                              $408,628,365
  Undistributed net investment income                               112,098
  Accumulated net realized gain on investments and options        8,282,389
  Net unrealized appreciation on investments                     68,670,403
                                                               ------------
       Net assets                                              $485,693,255
                                                               ------------
                                                               ------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended March 31, 2006

INVESTMENT INCOME
  Dividends (net of $7,042 foreign withholding tax)             $ 1,740,821
  Interest                                                          491,999
                                                                -----------
     Total investment income                                      2,232,820
                                                                -----------
EXPENSES (NOTE 3)
  Investment advisory fees                                        1,758,587
  Distribution fees                                                 517,232
  Administration fees                                               245,440
  Transfer agent fees                                               213,703
  Registration fees                                                  99,392
  Fund accounting fees                                               51,550
  Custody fees                                                       43,803
  Reports to shareholders                                            40,664
  Audit fees                                                         16,960
  Miscellaneous                                                      16,048
  Legal fees                                                         12,390
  Trustee fees                                                       12,079
  Chief compliance officer fees                                       9,000
  Insurance expense                                                   2,359
                                                                -----------
     Total expenses                                               3,039,207
                                                                -----------
       NET INVESTMENT LOSS                                         (806,387)
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
  Net realized gain on investments                               16,185,704
  Net realized loss on options written                              (67,515)
  Change in net unrealized appreciation on investments           45,767,709
                                                                -----------
     Net realized and unrealized gain
       on investments and options                                61,885,898
                                                                -----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $61,079,511
                                                                -----------
                                                                -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED                      YEAR ENDED
                                                                  MARCH 31, 2006                  MARCH 31, 2005
                                                                  --------------                  --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss                                               $   (806,387)                  $   (587,917)
  Net realized gain on investments                                    16,185,704                       414,321
  Net realized gain (loss) on options                                    (67,515)                       33,634
  Change in net unrealized appreciation
    on investments and options                                        45,767,709                    10,741,593
                                                                    ------------                   -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                                      61,079,511                    10,601,631
                                                                    ------------                   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain                                              (8,238,291)                     (378,946)
                                                                    ------------                   -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change
    in outstanding shares (a)<F5> (b)<F6>                            334,970,455                    39,641,517
                                                                    ------------                   -----------
     TOTAL INCREASE IN NET ASSETS                                    387,811,675                    49,864,202
                                                                    ------------                   -----------
NET ASSETS
  Beginning of year                                                   97,881,580                    48,017,378
                                                                    ------------                   -----------
  END OF YEAR                                                       $485,693,255                   $97,881,580
                                                                    ------------                   -----------
                                                                    ------------                   -----------
  Undistributed net investment income                               $    112,098                   $        --
                                                                    ------------                   -----------
                                                                    ------------                   -----------


(a)<F5> Net of redemption fees of $143,089 and $37,748, respectively.
(b)<F6> Summary of capital share transactions is as follows:


                                          YEAR ENDED                                        YEAR ENDED
                                        MARCH 31, 2006                                    MARCH 31, 2005
                                -------------------------------                   ------------------------------
                                Shares                   Value                    Shares                   Value
                                ------                   -----                    ------                   -----
Shares sold                   15,434,664             $365,408,447                3,516,133              $64,764,863
Shares issued
  in reinvestment
  of distributions               357,721                7,916,361                   18,430                  362,699
Shares redeemed (a)<F5>       (1,668,565)             (38,354,353)              (1,453,629)             (25,486,045)
                              ----------             ------------               ----------              -----------
Net increase                  14,123,820             $334,970,455                2,080,934              $39,641,517
                              ----------             ------------               ----------              -----------
                              ----------             ------------               ----------              -----------


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year



                                                                       YEAR ENDED MARCH 31,
                                       ------------------------------------------------------------------------------------
                                       2006                2005                2004                2003                2002
                                       ----                ----                ----                ----                ----
     Net asset value,
       beginning of year               $20.30              $17.52              $ 8.53              $12.43              $ 9.96
                                       ------              ------              ------              ------              ------
     INCOME FROM INVESTMENT
       OPERATIONS:
     Net investment loss                (0.04)              (0.12)              (0.16)              (0.17)              (0.14)
     Net realized and
       unrealized gain (loss)
       on investments                    6.28                3.01                9.15               (3.73)               2.61
                                       ------              ------              ------              ------              ------
     Total from investment
       operations                        6.24                2.89                8.99               (3.90)               2.47
                                       ------              ------              ------              ------              ------
     LESS DISTRIBUTIONS:
     From net
       realized gain                    (0.90)              (0.11)                 --                  --                  --
                                       ------              ------              ------              ------              ------
     Paid-in capital from
       redemption fees
       (Note 2)                          0.00*<F7>           0.00*<F7>           0.00*<F7>             --                  --
                                       ------              ------              ------              ------              ------
     Net asset value,
       end of year                     $25.64              $20.30              $17.52              $ 8.53              $12.43
                                       ------              ------              ------              ------              ------
                                       ------              ------              ------              ------              ------
     Total return                       31.42%              16.52%             105.39%             (31.38)%             24.80%
     RATIOS/SUPPLEMENTAL DATA:
     Net assets, end
       of year (millions)              $485.7               $97.9               $48.0               $15.2               $26.2
     Ratio of expenses to
       average net assets                1.47%               1.68%               1.75%               1.96%               1.91%
     Ratio of net
       investment loss to
       average net assets               (0.39)%             (0.94)%             (1.43)%             (1.62)%             (1.20)%
     Portfolio
       turnover rate                    50.86%              45.80%              93.09%             103.66%             131.62%



*<F7>     Amount is less than $0.01.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS March 31, 2006

 NOTE 1 - ORGANIZATION

   Hodges Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on October 9, 1992. The investment objective of the Fund is long-term capital appreciation. The Fund primarily invests in common stocks of domestic companies of any market capitalization, from larger well-established companies to smaller, emerging growth companies.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds' Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At March 31, 2006, the Fund did not hold any fair valued securities. Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

     An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.

B. Federal Income Taxes. The Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

     Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Options Contracts. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. The Fund may write (sell) call options on securities and indices. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than three months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

H. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year March 31, 2006, the Hodges Fund decreased paid-in capital by $967,599, decreased accumulated net investment loss by $918,485 and increased accumulated net realized gain on investments and options by $49,114.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

   Hodges Capital Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the year ended March 31, 2006, the Fund incurred $1,758,587 in advisory fees.

   U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator (the "Administrator") and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

   Under $15 million         $30,000
   $15 to $50 million        0.20% of average daily net assets
   $50 to $100 million       0.15% of average daily net assets
   $100 to $150 million      0.10% of average daily net assets
   Over $150 million         0.05% of average daily net assets

For the year ended March 31, 2006, the Fund incurred $245,440 in administration fees.

   U.S. Bank, N.A., an affiliate of USBFS, serves as Custodian to the Fund.

   Certain officers of the Trust are also officers and/or directors of the Administrator.

   First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor. The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. During the year ended March 31, 2006, the Fund paid fees of $517,232 to the Distributor. For the year ended March 31, 2006, the Distributor paid other broker-dealers $418,589 as a distribution expense.

   For the year ended March 31, 2006, First Dallas Securities, Inc. received $261,016 in brokerage commissions with respect to the Fund's portfolio transactions.

   For the year ended March 31, 2006, the Fund was allocated $9,000 of the Trust's Chief Compliance Officer fee.

 NOTE 4 - PURCHASES AND SALES OF SECURITIES

   The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended March 31, 2006, were $370,427,857 and $101,923,935, respectively.

   There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2006.

 NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid during the years ended March 31, 2006 and 2005 for the Fund was as follows:

                                                2006                2005
                                                ----                ----
    Distributions paid from:
     Long-term capital gain                  $8,238,291           $378,946

   As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

  Cost of investments                                          $419,632,139
                                                               ------------
                                                               ------------
  Gross tax unrealized appreciation                              76,195,855
  Gross tax unrealized depreciation                              (7,469,545)
                                                               ------------
  Net tax unrealized appreciation                                68,726,310
                                                               ------------
  Undistributed ordinary income                                          --
  Undistributed long-term capital gain                            8,338,580
                                                               ------------
  Total distributable earnings                                    8,338,580
                                                               ------------
  Other accumulated gains/(losses)                                       --
                                                               ------------
  Total accumulated earnings                                   $ 77,064,890
                                                               ------------
                                                               ------------

   The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and grantor trust distributions.

 NOTE 6 - CALL OPTIONS WRITTEN

   The activity in options written during the year ended March 31, 2006, is as follows:
                                            CONTRACTS         PREMIUMS RECEIVED
                                            ---------         -----------------
  Options outstanding, beginning of year          --               $     --
  Options written                              2,325                258,729
  Options exercised                             (800)               (58,798)
  Options expired                               (400)               (29,799)
  Options closed                              (1,125)              (170,132)
                                              ------               --------
  Options outstanding, end of year                --               $     --
                                              ------               --------
                                              ------               --------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
HODGES FUND AND THE
BOARD OF TRUSTEES OF
PROFESSIONALLY MANAGED PORTFOLIOS

  We have audited the accompanying statement of assets and liabilities of the Hodges Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hodges Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
APRIL 28, 2006

TRUSTEES AND EXECUTIVE OFFICERS

   The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

   The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


                                                                                               NUMBER
                                                                                               OF PORTFOLIOS
                                          TERM OF           PRINCIPAL                          IN FUND
                              POSITION    OFFICE AND        OCCUPATION                         COMPLEX*<F8>        OTHER
NAME, ADDRESS                 WITH        LENGTH OF         DURING PAST                        OVERSEEN BY         DIRECTORSHIPS
AND AGE                       THE TRUST   TIME SERVED       FIVE YEARS                         TRUSTEES            HELD
-------                       ---------   -----------       ----------                         --------            ----
                                                  INDEPENDENT TRUSTEES OF THE TRUST
                                                  ---------------------------------
Dorothy A. Berry              Chairman    Indefinite        President, Talon Industries,       1                   None.
(born 1943)                   and         Term              Inc. (administrative,
2020 E. Financial Way         Trustee     since             management and business
Suite 100                                 May 1991.         consulting); formerly
Glendora, CA 91741                                          Chief Operating Officer,
                                                            Integrated Asset
                                                            Management (investment
                                                            advisor and manager) and
                                                            formerly President, Value
                                                            Line, Inc. (investment
                                                            advisory and financial
                                                            publishing firm).

Wallace L. Cook               Trustee     Indefinite        Financial Consultant;              1                   None.
(born 1939)                               Term              formerly Senior Vice
2020 E. Financial Way                     since             President, Rockefeller
Suite 100                                 May 1991.         Trust Co.; Financial
Glendora, CA 91741                                          Counselor, Rockefeller
                                                            & Co.

Carl A. Froebel               Trustee     Indefinite        Owner, Golf Adventures,            1                   None.
(born 1938)                               Term              LLC, (Vacation Services).
2020 E. Financial Way                     since             Formerly President and
Suite 100                                 May 1991.         Founder, National Investor
Glendora, CA 91741                                          Data Services, Inc.
                                                            (investment related
                                                            computer software).

                                                        OFFICERS OF THE TRUST
                                                        ---------------------
Steven J. Paggioli            Trustee     Indefinite        Consultant since July              1                   Trustee,
(born 1950)                               Term              2001; formerly, Executive                              Managers
2020 E. Financial Way                     since             Vice President, Investment                             Funds;
Suite 100                                 May 1991.         Company Administration,                                Trustee,
Glendora, CA 91741                                          LLC ("ICA") (mutual fund                               Managers
                                                            administrator).                                        AMG Funds;
                                                                                                                   Director,
                                                                                                                   Guardian
                                                                                                                   Mutual Funds.

Rowley W.P. Redington         Trustee     Indefinite        President; Intertech               1                   None.
(born 1944)                               Term              Computer Services Corp.
2020 E. Financial Way                     since             (computer services and
Suite 100                                 May 1991.         consulting).
Glendora, CA 91741

Robert M. Slotky              President   Indefinite        Vice President, U.S.               1                   Not
(born 1947)                               Term since        Bancorp Fund Services,                                 Applicable.
2020 E. Financial Way                     August 2002.      LLC since July 2001;
Suite 100                     Chief       Indefinite        formerly, Senior Vice
Glendora, CA 91741            Compliance  Term since        President, ICA (May
                              Officer     September         1997-July 2001).
                                          2004.
                              Anti-       Indefinite
                              Money       Term since
                              Laundering  December
                              Officer     2005.

Eric W. Falkeis               Treasurer   Indefinite        Chief Financial Officer,           1                   Not
(born 1973)                               Term              U.S. Bancorp Fund Services,                            Applicable.
615 East Michigan St.                     since             LLC since April 2006;
Milwaukee, WI 53202                       August 2002.      formerly Vice President, U.S.
                                                            Bancorp Fund Services, LLC;
                                                            formerly Chief Financial
                                                            Officer, Quasar Distributors,
                                                            LLC.

Angela L. Pingel              Secretary   Indefinite        Counsel, U.S. Bancorp              1                   Not
(born 1971)                               Term              Fund Services LLC since                                Applicable.
615 East Michigan St.                     since             2004; formerly, Associate,
Milwaukee, WI 53202                       December          Krukowski & Costello,
                                          2005.             S.C., (2002-2004); formerly,
                                                            Vice President - Investment
                                                            Operations, Heartland
                                                            Advisors, Inc. (1994-2002).


All Trustees of the Trust are not "interested persons" of the Trust as defined under the 1940 Act.

*<F8> The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

INFORMATION ABOUT PROXY VOTING (Unaudited)

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Fund's website at www.hodgesfund.com. Furthermore, you can obtain the description on the SEC's
------------------
website at www.sec.gov.
           -----------
   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
                                                               ------------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

   The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (866) 811-0224.
Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                 -----------
The Fund's schedule of portfolio holdings is posted on its website at www.hodgesfund.com ten business days after calendar quarter end.
------------------

                                    Advisor
                        HODGES CAPITAL MANAGEMENT, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (888) 998-3993

                                  Distributor
                         FIRST DALLAS SECURITIES, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (800) 388-8512

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                 (866) 811-0224

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                                   Hodges Fund
                                  Symbol - HDPMX
                                CUSIP - 742935109

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                              FYE  3/31/2006         FYE  3/31/2005
                              --------------         --------------

Audit Fees                         $16,000                $14,500
Audit-Related Fees                 N/A                    N/A
Tax Fees                           $2,000                 $2,000
All Other Fees                     N/A                    N/A


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


Non-Audit Related Fees               FYE  3/31/2006    FYE  3/31/2005
----------------------               --------------    --------------

Registrant                                N/A               N/A
Registrant's Investment Adviser           N/A               N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date     June 7, 2006
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert M. Slotky
                              --------------------------------------------
                              Robert M. Slotky, President

     Date     June 7, 2006
           ----------------------------------

     By (Signature and Title) /s/Eric W. Falkeis
                              -----------------------------------------
                              Eric W. Falkeis, Treasurer

     Date     June 7, 2006
           --------------------

* Print the name and title of each signing officer under his or her signature.